State Street

PO Box 5049

Boston, MA 02206-5049

May 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FPA U.S. Core Equity Fund, Inc. (“Registrant”)
1933 Act File No. 002-87607
1940 Act File No. 811-03896
Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Statement of Additional Information dated April 28, 2023 does not differ from that contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2023 (Accession # 0001104659-23-052605).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding

Vice President

Enclosures

cc: J. Richard Atwood